Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended
	Nov. 30, 2013 acre	Dec. 31, 2012 acre	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012 acre	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Interest cost paid			$ 0.9	$ 0.6	$ 2.6	$ 2.0	$ 0.4
Interest cost capitalized			0.4		0.1
Land purchased	18.3	17.6				17.6
Purchase cost of land	4.8	2.3
Maximum [Member]
Property, Plant and Equipment [Line Items]
Interest cost capitalized				0.1		0.1	0.3
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation			$ 4.0	$ 2.8	$ 3.9	$ 3.1	$ 2.0	$ 1.4	$ 1.0